EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions Weighted (Details)	Mar. 31, 2026	Mar. 31, 2025
Canadian
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	5.19%	4.71%
Compensation rate increases (in percent)	3.50%	3.67%
Discount rate (in percent)	4.71%	5.00%
Compensation rate increases (in percent)	3.67%	3.69%
Foreign
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	4.57%	4.25%
Compensation rate increases (in percent)	2.54%	2.48%
Discount rate (in percent)	4.25%	4.43%
Compensation rate increases (in percent)	2.48%	2.68%